CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) - CF Principal Investments LLC - Affiliated Entity - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Issue of common stock (in shares)	877,193	877,193
Due to related parties	$ 1.5	$ 1.5